Capital Management - Debt to Capital Ratios (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Capital Management [Abstract]
Total liabilities	$ 194,462,244	$ 5,930,535	$ 202,859,864
Less: Cash and cash equivalents	(105,000,226)	(3,202,203)	(132,553,615)	$ (4,042,502)	$ (173,818,777)	$ (132,622,131)
Net debt	89,462,018		70,306,249
Total equity	365,706,711	$ 11,152,995	343,716,968		$ 322,810,948	$ 264,375,047
Total capital	$ 455,168,729		$ 414,023,217
Debt to capital ratios	19.65%	19.65%	16.98%	16.98%